SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 14:-	SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one operating segment and derives revenues mainly from the sale of high quality engineered stone and other materials surfaces. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280").

The Company's chief operating decision maker ("CODM") is its chief executive officer, who reviews financial information presented on a consolidated basis. The CODM assesses the performance of the Company and decides how to allocate resources based upon consolidated net loss that is also reported within the Consolidated Statements of Operations. This financial metric is used by the CODM to make key operating decisions, such as the determination of the rate at which the Company seeks to grow global revenues and the allocation of budget between cost of revenues, sales and marketing, research and development, and general and administrative expenses.

Significant segment expenses are presented in the Company’s consolidated statements of operations. See the consolidated financial statements for other financial information regarding the Company’s operating segment.

b.	The following table presents total revenues for the years ended December 31, 2025, 2024 and 2023, respectively. Revenues are attributed to geographic areas based on the location of end customers:

	Year ended December 31,
	2025	2024	2023

USA	$186,885	$219,559	$271,647
Canada	51,874	61,749	75,462
Latin America	1,461	1,392	3,285
Australia	67,480	75,388	106,223
Asia	18,224	20,577	25,959
EMEA	51,952	47,121	59,908
Israel	19,352	17,435	22,747

	$397,228	$443,221	$565,231

No customer represented 10% or more of the Company’s total revenues for the years ended December 31, 2025, 2024 and 2023.

c.
The following table presents total long-lived assets as of December 31, 2025 and 2024, respectively (including held for sale assets, property, plant and equipment and operating lease right-of-use assets) by geographic area:

	December 31,
	2025	2024

USA	$76,323	$87,861
Canada	9,377	10,506
Australia	10,338	5,618
Asia	16,881	19,435
EMEA	12,729	11,315
Israel	38,550	89,791

	$164,198	$224,526